Partnership Formation and General Information (Details) - USD ($) $ / shares in Units, $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 18, 2013	Dec. 31, 2017
General Partner
Related Party Transaction [Line Items]
General Partner Interest in Dynagas LNG Partners LP		0.10%
Common
Related Party Transaction [Line Items]
Limited Partners Capital Account Units Offered	8,250,000
Shares Issued, Price Per Share	$ 18
Dynagas Holding Ltd
Related Party Transaction [Line Items]
Ownership percentage in Dynagas LNG Partners LP, including General Partner interest		44.00%
Dynagas Holding Ltd
Related Party Transaction [Line Items]
Limited Partners Capital Account Units Offered	4,250,000
Shares Issued, Price Per Share	$ 18
Line of credit facility, maximum borrowing capacity	$ 30,000
Arctic LNG
Related Party Transaction [Line Items]
Share capital contribution in connection with refinancing transaction		On May 18, 2017, the Partnership refinanced its then existing secured bank debt with the Term Loan B (defined below, please refer to Note 5). In connection with the refinancing transaction (i) Dynagas Equity contributed 100% of the equity interests in Seacrown, Fareastern, Navajo, Solana to Arctic LNG, and (ii) Quinta Group Corp. and Pelta Holdings S.A., the Partnership’s subsidiaries which then owned 100% of the outstanding share capital of Pegasus and Lance, respectively, each contributed 100% of the share capital of Pegasus and Lance to Artic LNG and were subsequently dissolved ((i) and (ii) together, the “Contribution”). Since the Partnership was and continues to be the ultimate shareholder of Arctic LNG, there was no change in the ownership or control of the business as a result of the Contribution, and therefore, the Contribution constitutes a reorganization of companies under common control, and was accounted for in a manner similar to a pooling of interests.